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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSSON
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter Ended December 31, 2005

Check here if Amendment [ ]; Amendment Number:__________

        This Amendment (Check only one):    [ ] is a restatement
                                            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Avalon Global Asset Management
         -------------------------------------
Address: 425 Market Street, Suite 900
         -------------------------------------
         San Francisco, CA 94105
         -------------------------------------

Form 13F File Number:  28-11078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Maestas
         -------------------------------------
Title:   Analyst and Chief Compliance Officer
         -------------------------------------
Phone:   415-615-5230
         -------------------------------------

Signature, Place and Date of Signing:

/s/ Michael Maestas            San Francisco, CA               February 10, 2006
-----------------------        ------------------------        -----------------
     [Signature]                    [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:            41
Form 13F Information Table Value Total:       $47,774
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                                                     FORM 13F INFORMATION TABLE

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                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ABERCROMBIE &
  FITCH              COM         002896207      2672        41000 SH                  Sole             0       41000
ADVANCED MICRO
  DEVICES            COM         007903107      1499        49000 SH                  Sole             0       49000
AMERICAN EAGLE
  OUTFITTERS         COM         02553E106      1429        62000 SH                  Sole             0       62000
ANN TAYLOR STORES    COM         036115103      1381        40000 SH                  Sole             0       40000
APPLE COMPUTER INC   COM         037833100      2516        35000 SH                  Sole             0       35000
APPLE COMPUTER INC
  PUT 100@57 1/2
  EXP 01/21/2006     PUT         0378336MY         1         60 PUT                   Sole             0         60
APPLE COMPUTER INC
  PUT 100@62 1/2
  EXP 01/21/2006     PUT         0378336MZ         8         150 PUT                  Sole             0        150
AXA ADR              ADR         054536107      1099        34000 SH                  Sole             0       34000
BROADCOM CORP        COM         111320107      1980        42000 SH                  Sole             0       42000
CARTER HOLDINGS
  INC COM            COM         146229109       824        14000 SH                  Sole             0       14000
CHICOS FAS INC
  COM                COM         168615102       905        20600 SH                  Sole             0       20600
CHRISTOPHER BANKS
  CORP               COM         171046105       873        46400 SH                  Sole             0       46400
COACH INC            COM         189754104      1267        38000 SH                  Sole             0       38000
COLOR KINETICS       COM         19624P100       315        21900 SH                  Sole             0       21900
CORNING INC COM      COM         219350105       590        30000 SH                  Sole             0       30000
CUBIST PHARMACEU-
  TICALS INC         COM         229678107       743        35000 SH                  Sole             0       35000
FOSSIL INC COM       COM         349882100       559        26000 SH                  Sole             0       26000
FRSCLE SEMICND B     COM         35687M206         0          1 SH                    Sole             0         1
GENESCO INC COM      COM         371532102      1078        27800 SH                  Sole             0       27800
GOOGLE               COM         38259P508      3111         7500 SH                  Sole             0        7500
GUITAR CENTER INC
  COM                COM         402040109      2400        48000 SH                  Sole             0       48000
KOHL'S CORP          COM         500255104      2513        51700 SH                  Sole             0       51700
KOHL'S CORP CALL
  100 @ 45
  EXP 01/21/2006     CALL        5002550AI        80        200 CALL                  Sole             0        200
MARVELL TECH GP      COM         G5876H105      1795        32000 SH                  Sole             0       32000
MARVELL TECH GP
  PUT 100 @ 55
  EXP 01/21/2006     PUT         G5876H2MK        15         120 PUT                  Sole             0        120
MENS WEARHOUSE
  INC COM            COM         587118100      1678        57000 SH                  Sole             0       57000
MICHAELS STORES
  INC COM            COM         594087108       920        26000 SH                  Sole             0       26000
MOTOROLA INC COM     COM         620076109      1018        45000 SH                  Sole             0       45000
NOVATEL WIRELESS
  INC                COM         66987M604       484        40000 SH                  Sole             0       40000
NVIDIA CORP COM STK  COM         67066G104      1718        47000 SH                  Sole             0       47000
PACIFIC SUNWEAR OF
  CALIFORNIA INC     COM         694873100      1121        45000 SH                  Sole             0       45000
PETSMART INC COM     COM         716768106      1278        49800 SH                  Sole             0       49800
QLOGIC CORP COM      COM         747277101      1235        38000 SH                  Sole             0       38000
QUALCOMM INC COM     COM         747525103      1077        25000 SH                  Sole             0       25000
SCIENTIFIC GAMES     COM         80874P109      1391        51000 SH                  Sole             0       51000
SPORTS AUTH INC
  NEW COM            COM         84917U109       996        32000 SH                  Sole             0       32000
USANA INC            COM         90328M107       767        20000 SH                  Sole             0       20000
VERIFONE HOLDINGS
  INC COM            COM         92342Y109      1214        48000 SH                  Sole             0       48000
VIROPHARMA INC COM   COM         928241108      2388        129100 SH                 Sole             0       129100
VIROPHARMA CALL
  100@17 1/2
  EXP 05/20/2006     CALL        9282410EW        80        200 CALL                  Sole             0        200
XILINX USD COM       COM         983919101       756        30000 SH                  Sole             0       30000
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